Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Entity Registrant Name	Capital Group International Focus Equity ETF
Entity Central Index Key	0001870130
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 18, 2023
Document Effective Date	Aug. 01, 2023
Prospectus Date	Aug. 01, 2023
Capital Group International Focus Equity ETF | Share Class
Prospectus:
Trading Symbol	CGXU